Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 20, 2019
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 20, 2019
Document Effective Date	Dec. 20, 2019
Prospectus Date	Dec. 20, 2019
The Cannabis ETF | The Cannabis ETF
Prospectus:
Trading Symbol	THCX